Leases - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 41,953	$ 39,081
Interest	13,251	11,372
Lease liabilities	28,702	27,709
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	6,367	6,182
Interest	1,657	1,539
Lease liabilities	4,710	4,643
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	15,772	16,105
Interest	4,662	4,443
Lease liabilities	11,110	11,662
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	19,814	16,794
Interest	6,932	5,390
Lease liabilities	$ 12,882	$ 11,404